Income taxes - Significant components of deferred tax assets and liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets
Depreciation, amortization and valuation of fixed assets	¥ 38,105	¥ 41,883
Investments in subsidiaries and affiliates	310	7,364
Valuation of financial instruments	123,754	136,834
Accrued pension and severance costs	6,571	11,837
Other accrued expenses and provisions	86,813	83,418
Operating losses	462,392	477,358
Lease liabilities	45,937	48,951
Other	19,994	20,811
Gross deferred tax assets	783,876	828,456
Less-Valuation allowances	(571,017)	(595,668)	¥ (515,068)	¥ (466,145)
Total deferred tax assets	212,859	232,788
Deferred tax liabilities
Investments in subsidiaries and affiliates	120,341	109,611
Valuation of financial instruments	107,997	111,175
Undistributed earnings of foreign subsidiaries	3,014	2,257
Valuation of fixed assets	22,930	22,945
Right-of-use assets	41,413	43,443
Other	5,760	4,404
Total deferred tax liabilities	301,455	293,835
Net deferred tax assets (liabilities)	¥ (88,596)	¥ (61,047)